Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
ITC^DeltaCom
On December 8, 2010, EarthLink acquired ITC^DeltaCom, Inc. ("ITC^DeltaCom"), a provider of integrated communications services to customers in the southeastern U.S., at a price of $3.00 per share. EarthLink acquired 100% of ITC^DeltaCom in a merger transaction with ITC^DeltaCom surviving as a wholly-owned subsidiary of EarthLink. The primary reason for the acquisition was to enable the Company to transform its business from an Internet services provider ("ISP") to residential customers into a network and communications provider for business customers, by combining its existing business services with ITC^DeltaCom's integrated communications business. EarthLink has included the financial results of ITC^DeltaCom in its consolidated financial statements from the date of the acquisition.
The following table summarizes the fair value of consideration transferred to acquire ITC^DeltaCom (in thousands):

Acquisition of approximately 83.8 million shares of outstanding common stock of ITC^DeltaCom at $3.00 per share in cash	$251,489
Estimated fair value of restricted stock units assumed and converted	2,275
Total estimated consideration	$253,764

In connection with the merger, each ITC^DeltaCom stock option was canceled in exchange for cash equal to the difference between the merger consideration and the exercise price, and certain ITC^DeltaCom restricted stock units were canceled in exchange for cash equal to the merger consideration. Cash paid to settle stock-based awards attributable to precombination service was recorded as goodwill, and cash paid to settle stock-based awards attributable to postcombination service was recorded as operating expense in the postcombination Statement of Comprehensive Income. A total of $14.8 million was paid to settle stock options and restricted stock units, of which $9.1 million was recorded as a liability assumed and $5.7 million was recorded as operating expense in the postcombination Statement of Comprehensive Income.
Also in connection with the merger, certain ITC^DeltaCom restricted stock units were assumed and converted into EarthLink restricted stock units, determined by multiplying the number of shares of common stock subject to the ITC^DeltaCom restricted stock units by conversion ratio set forth in the merger agreement. Approximately 1.8 million ITC^DeltaCom restricted stock units were converted into 0.6 million EarthLink restricted stock units based on a conversion ratio of 0.33, which was calculated as the merger consideration of $3.00 divided by the average EarthLink stock price for 20 consecutive trading days ending on (and including) the second trading day immediately prior to the closing date. The fair value of the stock-based awards was determined based on the fair value of the underlying shares. The fair value of restricted stock units assumed and converted attributable to precombination services was included in the total consideration transferred, while the fair value of restricted stock units assumed and converted attributable to postcombination services will be recorded as operating expenses in the postcombination Statement of Comprehensive Income on a straight-line basis over the remaining service periods. The total fair value of restricted stock units assumed and converted was $5.3 million, of which $2.3 million was included in the total consideration transferred and $3.0 million is being recorded as operating expense in the Consolidated Statement of Comprehensive Income on a straight-line basis over the remaining service periods.
The Company allocated the total estimated consideration to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over those fair values was recorded as goodwill. The following table summarizes the amounts of identified assets acquired and liabilities assumed recognized at the acquisition date (in thousands):

Acquired Assets:
Cash and cash equivalents	$59,237
Property and equipment	200,546
Goodwill	170,126
Intangible assets	131,200
Deferred tax assets, net	85,295
Other assets	59,532
Total assets	705,936

Assumed Liabilities:
Senior secured notes due 2016	(351,520)
Deferred revenue	(17,905)
Other liabilities	(82,747)
Total liabilities	(452,172)
Total consideration	$253,764

Other assets includes a fair value of $39.7 million assigned to accounts receivable which had a gross contractual value of $43.4 million as of December 8, 2010. The $3.7 million difference represents the Company's best estimate of the contractual cash flows that will not be collected.
Goodwill arising from the acquisition is attributable to the assembled workforce and expected synergies and economies of scale from combining the operations of EarthLink and ITC^DeltaCom. All of the goodwill was assigned to the Company's Business Services segment. The goodwill recognized is not deductible for income tax purposes.
The following table summarizes the components of intangible assets acquired in connection with the ITC^DeltaCom acquisition (in thousands):

	Fair Value	Useful Life
Customer relationships	$117,600	5 – 6 years
Developed technology	9,900	6 years
Trade name	3,700	3 years
Total intangible assets	$131,200

In connection with the acquisition, EarthLink assumed ITC^DeltaCom's outstanding $325.0 million aggregate principal amount of 10.5% senior secured notes due 2016 (the "ITC^DeltaCom Notes"). The ITC^DeltaCom Notes were recorded at acquisition date fair value, which was based on publicly-quoted market prices. The resulting debt premium of $26.3 million is being amortized over the remaining life of the ITC^DeltaCom Notes.
One Communications

On April 1, 2011, EarthLink completed its acquisition of One Communications Corp. (“One Communications”), a privately-held integrated telecommunications solutions provider serving customers in the northeast, mid-Atlantic and upper midwest sections of the United States. EarthLink acquired 100% of One Communications in a merger transaction with One Communications surviving as a wholly-owned subsidiary of EarthLink. The primary reason for the acquisition was to further transform the Company into a network and communications provider for business customers by expanding its IP network footprint. EarthLink also believes the acquisition will provide strategic benefits because One Communications has a large established customer base that generates cash. EarthLink has included the financial results of One Communications in its consolidated financial statements from the date of the acquisition.

Pursuant to the terms of the merger agreement, the aggregate merger consideration for One Communications was $370.0 million, which included assumption and repayment of debt and other liabilities and certain working capital and other adjustments. EarthLink issued a total of 3.0 million shares in connection with the One Communications acquisition, which consisted of 1.3 million shares deposited in escrow (discussed below) and 1.7 million shares issued to One Communications shareholders. Pursuant to the merger agreement, the following escrow transactions have occurred:

•
Included in the aggregate merger consideration was $13.5 million (combination of cash and approximately 0.8 million shares of common stock) deposited into an escrow account to secure potential post-closing adjustments to the aggregate consideration relating to working capital and other similar adjustments. Of the $13.5 million escrow account, approximately $1.4 million of cash and 0.2 million shares of common stock valued at $1.4 million have been returned to EarthLink as of December 31, 2012.

•
EarthLink deposited $7.5 million (combination of cash and approximately 0.5 million shares of common stock) into an escrow account to fund certain post-closing employment-related obligations of the Company on the terms provided in the escrow agreement. This was accounted for separately from the purchase price allocation. As of December 31, 2012, the entire $7.5 million escrow had been returned to EarthLink and none of the escrow account remained outstanding.

The resulting fair value of consideration transferred was $39.9 million which consisted of $20.0 million in cash and $19.9 million for the issuance of EarthLink common stock. The assets acquired and liabilities assumed of One Communications were recognized at their acquisition date fair values.

The following table presents the allocation of the consideration transferred (in thousands):

Acquired Assets:
Cash and cash equivalents	$11,304
Property and equipment	144,538
Goodwill	87,377
Intangible assets	185,850
Other assets	68,752
Total assets	497,821

Assumed Liabilities:
Debt	(266,275)
Deferred revenue	(11,379)
Deferred tax liability, net	(2,055)
Other liabilities	(178,185)
Total liabilities	(457,894)
Total consideration	$39,927

Included in other assets is accounts receivable with an estimate of fair value of $48.1 million and a gross contractual value of $57.5 million. The difference represents the Company’s best estimate of the contractual cash flows that will not be collected.

Goodwill arising from the acquisition was attributable to the assembled workforce and expected synergies and economies of scale from combining the operations of EarthLink and One Communications. All of the goodwill was assigned to the Company’s Business Services segment. The goodwill is not deductible for income tax purposes.

The following table summarizes the components of intangible assets acquired in connection with the One Communications acquisition (in thousands):

	Fair Value	Useful Life
Customer relationships	$168,600	5 years
Developed technology	12,000	3 years
Trade name	3,900	3 years
Other	1,350	5 years
Total intangible assets	$185,850

Saturn Telecommunication Services Inc.
On March 2, 2011, EarthLink acquired Saturn Telecommunication Services Inc. and affiliates ("STS Telecom"), a privately-held provider of IP communication and information technology services to small and medium-sized businesses primarily in Florida. STS Telecom operates a sophisticated Voice-over-Internet Protocal ("VoIP") platform. The primary reason for the acquisition was for the Company to leverage STS Telecom's expertise in managed hosted VoIP on a nationwide basis as part of its VoIP offerings and to gain its customer base and cash flows.
The total consideration transferred was $22.9 million, which consisted of cash paid to acquire the outstanding equity interests of STS Telecom. In allocating the purchase price based on estimated fair values, EarthLink recorded approximately $21.3 million of goodwill, $17.9 million of identifiable intangible assets, $2.8 million of tangible assets and $19.2 million of net liabilities assumed. EarthLink has included the financial results of STS Telecom in its consolidated financial statements from the date of acquisition. Pro forma financial information for STS Telecom has not been presented, as the effects were not material to the Company's consolidated financial statements.
Other
During the year ended December 31, 2011, EarthLink acquired certain other companies and purchased certain assets to expand its IT services and products offerings for a total of $13.0 million of cash consideration and $1.2 million of debt repayment. These acquisitions were not significant individually or in the aggregate. Purchased identifiable intangible assets related to these acquisitions was $5.2 million and residual goodwill was $8.4 million. EarthLink has included the financial results of these companies in its consolidated financial statements from the date of acquisition. Pro forma financial information has not been presented, as the effects were not material to the Company's consolidated financial statements.
Pro Forma Financial Information

The following unaudited pro forma revenue and earnings assumes the acquisitions of ITC^DeltaCom and One Communications occurred on January 1, 2010:

	Year Ended December 31,
	2010	2011
	(in thousands)
Total revenues	$1,599,462	$1,447,767
Net income (loss)	(70,173)	53,244